Assets held for sale - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
	May 02, 2022	Dec. 31, 2021	Dec. 31, 2022
Assets Held For Sale And Discontinued Operations [Line Items]
Consideration paid (received)	$ 175.0
Cash and cash equivalents classified as part of disposal group held for sale	15.7	$ 20.3	$ 0.0
Increase (decrease) in cash and cash equivalents after effect of exchange rate changes	158.2
Additional Losses Relating To Price Adjustments	$ 5.9
Assets and liabilities classified as held for sale [member]
Assets Held For Sale And Discontinued Operations [Line Items]
ImpairmentLoss		$ 45.0